Concentrations (Tables)	12 Months Ended
Dec. 31, 2017
Concentrations [Abstract]
Schedule of revenues by product line
	For the years ended December 31,
	2017	2016	2015
Products Line
Medical Devices	$827,032	$1,305,372	$1,500,957
Respiratory and Oxygen Homecare	-	5,956	20,573
Mobile Medicine (sleep apnea diagnostic products)	54,979	12,080,164	164,503
Total Revenues	882,011	13,391,492	1,686,033
Less: revenues from discontinued operations	-	(329,119)	(947,732)
Revenues from continuing operations	$882,011	$13,062,373	$738,301